Fee and commission expenses (Tables)	12 Months Ended
Dec. 31, 2025
Fee And Commission Expenses
Schedule of fees and commissions paid or payable

Thousand of Reais	2025	2024	2023

Commissions assigned to third parties (1)	5,055,514	4,541,274	4,147,976
Other fees and commissions	2,970,877	1,918,504	2,666,837
Total	8,026,391	6,459,778	6,814,813
(1)	Primarily consisting of credit cards.